IVY FUND

                                    Ivy Bond Fund
                               Ivy Emerging Growth Fund
                                   Ivy Growth Fund
                             Ivy Growth with Income Fund

                           Supplement Dated April 11, 1997
                          To Prospectus Dated April 30, 1996

                                          #

                                  Ivy Fund Officers:
                             Michael G. Landry, Chairman
                             Keith J. Carlson, President
                          James W. Broadfoot, Vice President
                        C. William Ferris, Secretary/Treasurer

                                          #

          The first paragraph under "Investment Manager" on page
12 is           replaced in its entirety as follows:

               For IMI's business management and investment
advisory           services, each Fund pays IMI a fee, which is
accrued daily and           paid monthly, based on the Fund's
average net assets.  Ivy Bond           Fund pays a fee that is
equal, on an annual basis, to 0.75% of           the first $100
million in average net assets, reduced to 0.50% of
average net assets in excess of $100 million.  For the year ended
         December 31, 1996, Ivy Bond Fund paid IMI an effective
investment           management fee of 0.75% of the Fund's
average net assets.  Ivy           Emerging Growth Fund and Ivy
Growth Fund each pay a fee that is           equal, on an annual
basis, to 0.85% of its average net assets.            Ivy Growth
with Income Fund pays a fee that is equal, on an           annual
basis, to 0.75% of its average net assets.

                                          #

          The third paragraph under "Investment Manager" on page
12 is           replaced in its entirety as follows:

               Portfolio Management:  The following individuals
have               Portfolio Management:
responsibilities for management of the Funds:

               James W. Broadfoot, an Executive Vice President
and Chief           Investment Officer of IMI, has been a
portfolio manager for Ivy           Emerging Growth Fund since
the Fund's inception in 1993, Ivy           Growth Fund since
1994 and Ivy Growth with Income Fund since           1997.  Prior
to joining the organization in 1990, Mr. Broadfoot           was
the principal in an investment counsel firm specializing in
   small capitalization companies.  Mr. Broadfoot has 24 years of professional investment experience.  He earned an MBA
from The           Wharton School of The University of
Pennsylvania and is a           Chartered Financial Analyst.












               Frank DuMond is a portfolio manager for Ivy Growth
Fund and           Ivy Growth with Income Fund.  Mr. DuMond has
served as portfolio           manager since 1997, and prior to
that served as a research           analyst from 1994 through
1996.  Mr. DuMond joined the           organization in 1994 and
has four years of professional           investment experience.
He holds a Bachelor of Science degree           from the
Massachusetts Institute of Technology.

               Leslie A. Ferris, a Senior Vice President of IMI,
has been a           portfolio manager for Ivy Bond Fund since
1993.  Ms. Ferris           joined the organization in 1988 and
has 15 years of professional           investment experience.
She is a Chartered Financial Analyst and           holds an MBA
degree from the University of Chicago. From 1982 to 1988, she was a portfolio manager at Kemper Financial Services,
       Inc.

               Barbara Trebbi, a Senior Vice President of IMI,
joined the           organization in 1988 and has nine years of
professional           investment experience.  She has been a
portfolio manager of Ivy           Growth Fund since 1993.  She
is a Chartered Financial Analyst and           holds a Graduate
Diploma from the London School of Economics.

                                          #

          The following paragraph is substituted for the first
paragraph           under "Exchange Privilege" on page 19:
               Shareholders of a Fund have an exchange privilege
with other           Ivy and Mackenzie funds (except Ivy
International Fund unless           they have an existing Ivy
International Fund account).  The Funds           reserve the
right to reject, for any reason, any exchange order.






                                 [logo] Ivy Mackenzie
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida 33432
                                    1-800-456-5111

          16IUSXX0497























                                       IVY FUND

                                    Ivy Bond Fund
                               Ivy Emerging Growth Fund
                                   Ivy Growth Fund
                             Ivy Growth with Income Fund

                           Supplement Dated April 11, 1997
             To Statement of Additional Information Dated April
30, 1996


                                          #

          The following sentence is substituted for the first
sentence of           the first paragraph under "Exchange of
Shares" on page 39:

               As described in the Prospectus, shareholders of
each Fund           have an exchange privilege with certain other
Ivy Mackenzie Funds           (except Ivy International Fund
unless you have an existing Ivy           International Fund
account).
















                                 [logo] Ivy Mackenzie
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida 33432
                                    1-800-456-5111